Equity - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares yr	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	2,134,850	1,785,450	2,146,550
Weighted average exercise price, options outstanding	$ 8.29	$ 11.47	$ 14.73
Weighted average remaining life of options (years), outstanding | yr	3.22
Number of options exercisable | shares	1,274,825
Weighted average exercise price, options exercisable	$ 10.34
Weighted average remaining life of options (years), exercisable	2 years 6 months 25 days
2.50 - 10.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	1,695,750
Weighted average exercise price, options outstanding	$ 5.49
Weighted average remaining life of options (years), outstanding | yr	3.51
Number of options exercisable | shares	835,725
Weighted average exercise price, options exercisable	$ 5.73
Weighted average remaining life of options (years), exercisable	2 years 9 months 25 days
2.50 - 10.00 | Minimum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 2.50
2.50 - 10.00 | Maximum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 10.00
10.01 - 20.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	336,500
Weighted average exercise price, options outstanding	$ 15.43
Weighted average remaining life of options (years), outstanding | yr	1.64
Number of options exercisable | shares	336,500
Weighted average exercise price, options exercisable	$ 15.43
Weighted average remaining life of options (years), exercisable	1 year 7 months 21 days
10.01 - 20.00 | Minimum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 10.01
10.01 - 20.00 | Maximum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 20.00
20.01 - 31.40
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	102,600
Weighted average exercise price, options outstanding	$ 31.20
Weighted average remaining life of options (years), outstanding | yr	3.61
Number of options exercisable | shares	102,600
Weighted average exercise price, options exercisable	$ 31.20
Weighted average remaining life of options (years), exercisable	3 years 7 months 10 days
20.01 - 31.40 | Minimum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 20.01
20.01 - 31.40 | Maximum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 31.40